1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2023 (Unaudited)

COMMON STOCKS - 79.2%	Shares	Value
Communications - 5.7%
Advertising & Marketing - 5.7%
Interpublic Group of Companies, Inc. (The)	50,700	$1,848,522

Consumer Discretionary - 5.2%
Retail - Discretionary - 5.2%
Home Depot, Inc. (The)	5,150	1,669,476

Consumer Staples - 5.7%
Retail - Consumer Staples - 5.7%
Kroger Company (The)	41,250	1,840,988

Financials - 20.2%
Banking - 5.2%
JPMorgan Chase & Company	12,000	1,679,520

Institutional Financial Services - 4.3%
CME Group, Inc.	7,950	1,404,447

Insurance - 0.2%
F&G Annuities & Life, Inc.	2,645	56,762

Specialty Finance - 10.5%
Fidelity National Financial, Inc.	38,900	1,712,767
First American Financial Corporation	27,200	1,682,864
		3,395,631
Health Care - 5.0%
Health Care Facilities & Services - 5.0%
UnitedHealth Group, Inc.	3,275	1,634,847

Industrials - 14.8%
Aerospace & Defense - 5.5%
Lockheed Martin Corporation	3,875	1,795,132

Commercial Support Services - 4.5%
Republic Services, Inc.	11,700	1,460,394

Transportation Equipment - 4.8%
Cummins, Inc.	6,250	1,559,625

1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.2% (Continued)	Shares	Value
Materials - 9.1%
Chemicals - 4.5%
Celanese Corporation	11,950	$1,472,240

Containers & Packaging - 4.6%
Packaging Corporation of America	10,350	1,476,945

Real Estate - 4.0%
REITs - 4.0%
Crown Castle, Inc.	8,750	1,295,962

Technology - 5.0%
Technology Services - 5.0%
Mastercard, Inc. - Class A	4,390	1,626,934

Utilities - 4.5%
Electric Utilities - 4.5%
NextEra Energy, Inc.	19,500	1,455,285

Total Common Stocks (Cost $18,686,742)		$25,672,710

MONEY MARKET FUNDS - 20.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.20% (a) (Cost $6,779,443)	6,779,443	$6,779,443

Total Investments at Value - 100.1% (Cost $25,466,185)		$32,452,153

Liabilities in Excess of Other Assets - (0.1%)		(52,230)

Net Assets - 100.0%		$32,399,923

(a)	The rate shown is the 7-day effective yield as of January 31, 2023.